                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08342


                           STRATEGIC INCOME PORTFOLIO
              (Exact Name of Registrant as Specified in Charter)


     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                        (Address of Principal Executive Offices)


                                 Alan R. Dynner
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                    (Name and Address of Agent for Services)


                                (617) 482-8260
                        (Registrant's Telephone Number)

                               OCTOBER 31, 2003
                           Date of Fiscal Year End


                               APRIL 30, 2003
                           Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 93.1%

SECURITY                                                   PRINCIPAL        U.S. $ VALUE
----------------------------------------------------------------------------------------
Argentina -- 0.5%
----------------------------------------------------------------------------------------
Cablevision SA, 13.75%, 4/30/07(1)                           $ 4,000,000    $  1,100,000
----------------------------------------------------------------------------------------
Total Argentina (identified cost $3,928,229)                                $  1,100,000
----------------------------------------------------------------------------------------
Brazil -- 9.0%
----------------------------------------------------------------------------------------
Republic of Brazil, 8.875%, 4/15/24                          $ 4,000,000    $  2,991,000
Republic of Brazil, 10.125%, 5/15/27                           6,000,000       4,972,500
Republic of Brazil, 11.00%, 8/17/40                           13,500,000      11,805,750
----------------------------------------------------------------------------------------
Total Brazil (identified cost $15,366,269)                                  $ 19,769,250
----------------------------------------------------------------------------------------
Bulgaria -- 0.4%
----------------------------------------------------------------------------------------
Bulgaria Discount Bond (Brady), Series A,
2.188%, 7/28/24(2)                                           $ 1,000,000    $    964,375
----------------------------------------------------------------------------------------
Total Bulgaria (identified cost $797,540)                                   $    964,375
----------------------------------------------------------------------------------------
Colombia -- 5.3%
----------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 1/15/13                        $10,000,000    $ 11,522,500
----------------------------------------------------------------------------------------
Total Colombia (identified cost $10,275,524)                                $ 11,522,500
----------------------------------------------------------------------------------------
Indonesia -- 0.7%
----------------------------------------------------------------------------------------
APP China Group Ltd., 14.00%, 3/15/10(1)                     $ 2,000,000    $    687,500
APP Finance VI, 0.00%, 11/18/12(1)(3)                          4,000,000         110,000
APP Finance VII, 3.50%, 4/30/03(1)(3)                          2,000,000         110,000
DGS International Finance, 10.00%, 6/1/07(1)                   2,000,000          55,000
Indah Kiat Finance Mauritius, Sr. Unsec. Notes,
10.00%, 7/1/07(1)                                              1,000,000         307,500
Indah Kiat International Finance,
12.50%, 6/15/06(1)                                             1,000,000         337,500
----------------------------------------------------------------------------------------
Total Indonesia (identified cost $7,468,002)                                $  1,607,500
----------------------------------------------------------------------------------------
Morocco -- 0.3%
----------------------------------------------------------------------------------------
Snap Ltd., 11.50%, 1/29/09                          DEM        1,075,000    $    568,671
----------------------------------------------------------------------------------------
Total Morocco (identified cost $538,611)                                    $    568,671
----------------------------------------------------------------------------------------
New Zealand -- 2.9%
----------------------------------------------------------------------------------------
New Zealand Government, 6.50%, 4/15/13              NZD       10,700,000    $  6,238,050
----------------------------------------------------------------------------------------
Total New Zealand (identified cost $4,520,121)                              $  6,238,050
----------------------------------------------------------------------------------------
Philippines -- 0.2%
----------------------------------------------------------------------------------------
Bayan Telecommunications, 13.50%, 7/15/06(1)(4)              $ 2,000,000    $    410,000
----------------------------------------------------------------------------------------
Total Philippines (identified cost $1,917,238)                              $    410,000
----------------------------------------------------------------------------------------
SECURITY                                                   PRINCIPAL        U.S. $ VALUE
----------------------------------------------------------------------------------------
United States -- 72.8%
----------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 3.5%
Baltimore Gas and Electric, 6.73%, 6/12/12                   $   400,000    $    445,620
BellSouth Capital Funding, 6.04%, 11/15/26                       300,000         332,560
Coca-Cola Enterprise, 7.00%, 10/1/26                             375,000         436,794
Eaton Corp., 8.875%, 6/15/19                                     500,000         656,198
Ford Holdings, 9.30%, 3/1/30                                   1,000,000       1,021,245
General Motors Acceptance Corp., 8.875%, 6/1/10                1,000,000       1,146,348
Ingersoll-Rand Co., 6.48%, 6/1/25                              1,050,000       1,126,942
NBD Bank N.A., 8.25%, 11/1/24                                    610,000         796,041
US Bancorp, 7.50%, 6/1/26                                        840,000       1,008,427
Williamette Industries, 7.35%, 7/1/26                             50,000          54,740
Worldcom, Inc., 6.95%, 8/15/28(1)                              1,000,000         285,000
Worldcom, Inc., 7.75%, 4/1/27(1)                               1,000,000         285,000
----------------------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified cost, $7,900,940)
                                                                            $  7,594,915
----------------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 68.4%
Federal Home Loan Mortgage Corp.:
   6.50% with various maturities to 2024                     $17,317,831    $ 18,408,012
   7.00% with various maturities to 2024                       6,134,310       6,584,232
   7.50% with maturity at 2023                                 1,197,673       1,295,851
   7.95% with maturity at 2022                                 2,758,601       3,022,858
   8.00% with various maturities to 2021                       1,578,119       1,712,648
   8.15% with maturity at 2021                                 2,152,320       2,341,580
   8.30% with maturity at 2021                                 1,994,915       2,185,411
   8.47% with maturity at 2018                                 1,911,775       2,150,065
   8.50% with various maturities to 2019                         433,141         482,929
   9.00% with various maturities to 2019                       1,347,745       1,526,537
   9.25% with various maturities to 2016                       1,356,243       1,489,021
   9.50% with various maturities to 2027                       2,516,739       2,815,772
   9.75% with various maturities to 2020                         297,288         336,746
   10.00% with maturity at 2021                                  741,896         873,885
   10.25% with maturity at 2013                                  725,932         819,931
   10.50% with various maturities to 2021                      3,093,873       3,703,099
   11.00% with various maturities to 2019                      5,262,560       6,314,227
   11.25% with maturity at 2010                                   44,403          51,435
   12.50% with various maturities to 2019                        732,463         894,716
   12.75% with maturity at 2013                                   60,866          73,444
   13.25% with maturity at 2013                                   18,548          22,741
   13.50% with maturity at 2019                                   84,768         103,495
----------------------------------------------------------------------------------------
                                                                            $ 57,208,635
----------------------------------------------------------------------------------------
Federal National Mortgage Association:
   6.50% with various maturities to 2025                     $27,047,069    $ 28,654,050
   7.00% with various maturities to 2024                       6,694,715       7,192,249
   7.50% with various maturities to 2023                       2,229,726       2,408,854
   8.00% with various maturities to 2020                       1,005,529       1,100,465
   8.50% with various maturities to 2026                       1,788,994       1,971,504

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                                   PRINCIPAL        U.S. $ VALUE
----------------------------------------------------------------------------------------

United States (continued)
----------------------------------------------------------------------------------------
   8.881% with maturity at 2010                              $   840,513    $    931,768
   9.00% with various maturities to 2024                       2,452,595       2,740,783
   9.50% with various maturities to 2021                       1,003,256       1,124,667
   10.50% with maturity at 2020                                  657,098         787,149
   11.00% with maturity at 2025                                  173,300         208,332
   11.50% with maturity at 2019                                  538,367         648,974
   12.00% with maturity at 2015                                  263,023         319,189
   12.50% with maturity at 2015                                1,522,305       1,859,943
   12.75% with maturity at 2014                                   69,810          88,122
   13.00% with various maturities to 2015                        630,072         784,111
   13.25% with maturity at 2014                                   81,158         103,820
   13.50% with various maturities to 2015                        356,388         434,051
   14.75% with maturity at 2012                                  902,612       1,157,023
----------------------------------------------------------------------------------------
                                                                            $ 52,515,054
----------------------------------------------------------------------------------------
Government National Mortgage Association:
   7.00% with various maturities to 2023                     $11,350,219    $ 12,205,324
   7.50% with various maturities to 2028                      15,081,733      16,394,538
   7.75% with maturity at 2019                                   277,687         308,452
   8.00% with various maturities to 2023                       3,151,428       3,497,688
   8.30% with various maturities to 2020                       1,753,278       1,970,338
   8.50% with various maturities to 2021                       1,458,517       1,617,359
   9.00% with various maturities to 2016                         518,645         578,035
   9.50% with maturity at 2021                                 1,849,448       2,077,442
   12.50% with maturity at 2019                                  815,366       1,002,972
   13.50% with maturity at 2014                                   56,253          72,072
----------------------------------------------------------------------------------------
                                                                            $ 39,724,220
----------------------------------------------------------------------------------------
Total Mortgage Pass-Throughs (identified cost, $145,232,925)
                                                                            $149,447,909
----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.9%
United States Treasury Bond,
7.875%, 2/15/21(5) --
(identified cost, $1,859,656)                                $ 1,500,000    $  2,074,337
----------------------------------------------------------------------------------------
Total United States (identified cost $154,993,521)
                                                                            $159,117,161
----------------------------------------------------------------------------------------
Venezuela -- 1.0%
----------------------------------------------------------------------------------------
Republic of Venezuela, 10.50%, 6/30/03              EUR        2,000,000    $  2,172,300
----------------------------------------------------------------------------------------
Total Venezuela (identified cost $2,100,299)                                $  2,172,300
----------------------------------------------------------------------------------------
Total Bonds & Notes (identified cost, $201,905,354)
                                                                            $203,469,807
----------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                                   SHARES           VALUE
----------------------------------------------------------------------------------------
Indonesia -- 0.0%
----------------------------------------------------------------------------------------
Asia Pulp and Paper(1)(6)                                          2,000    $          0
----------------------------------------------------------------------------------------
Total Indonesia (identified cost $0)                                        $          0
----------------------------------------------------------------------------------------
Total Warrants (identified cost $0)                                         $          0
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.5%

SECURITY                                                   PRINCIPAL        VALUE
----------------------------------------------------------------------------------------
Banque National De Paris Euro Time-Deposit Cayman
Islands, 1.30%, 5/1/03                                       $12,006,000    $ 12,006,000
----------------------------------------------------------------------------------------
Total Short-Term Investments (at amortized cost, $12,006,000)
                                                                            $ 12,006,000
----------------------------------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $213,911,354)                                           $215,475,807
----------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                                      $  3,058,089
----------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                        $218,533,896
----------------------------------------------------------------------------------------

 DEM - Deutsche Mark

 NZD - New Zealand Dollar

 EUR - Euro Dollar
 (1)  Defaulted security.
 (2)  Variable rate or step coupon security
 (3)  Convertible bond
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (6) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $213,911,354)                          $215,475,807
Cash                                               438
Receivable for investments sold                 98,598
Receivable for open swap contracts           1,155,218
Interest receivable                          2,376,969
Receivable for open forward foreign
   currency contracts                            1,030
Prepaid expenses                                   410
------------------------------------------------------
TOTAL ASSETS                              $219,108,470
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for open forward foreign
   currency contracts                     $    215,404
Payable for daily variation margin on
   open financial futures contracts            304,315
Payable to affiliate for Trustees' fees          2,224
Accrued expenses                                52,631
------------------------------------------------------
TOTAL LIABILITIES                         $    574,574
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $218,533,896
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $216,346,562
Net unrealized appreciation (computed on
   the basis of identified cost)             2,187,334
------------------------------------------------------
TOTAL                                     $218,533,896
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
-----------------------------------------------------
Interest                                  $ 5,258,134
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 5,258,134
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   479,887
Administration fee                            147,270
Trustees' fees and expenses                     6,582
Custodian fee                                  43,833
Legal and accounting services                  43,719
Miscellaneous                                   9,267
-----------------------------------------------------
TOTAL EXPENSES                            $   730,558
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 4,527,576
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 3,423,949
   Financial futures contracts             (3,040,024)
   Written options                            251,688
   Swap contracts                           1,477,774
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (66,369)
-----------------------------------------------------
NET REALIZED GAIN                         $ 2,047,018
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 9,479,532
   Financial futures contracts              1,328,710
   Written options                             85,812
   Swap contracts                           1,465,136
   Foreign currency and forward foreign
      currency exchange contracts               6,251
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $12,365,441
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $14,412,459
-----------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $18,940,035
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       SIX MONTHS ENDED  YEAR ENDED
IN NET ASSETS                             APRIL 30, 2003    OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $      4,527,576  $     10,912,356
   Net realized gain                             2,047,018         1,956,204
   Net change in unrealized
      appreciation (depreciation)               12,365,441        (3,749,032)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     18,940,035  $      9,119,528
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     46,260,938  $     80,054,746
   Withdrawals                                 (37,119,719)      (78,213,706)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      9,141,219  $      1,841,040
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     28,081,254  $     10,960,568
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    190,452,642  $    179,492,074
----------------------------------------------------------------------------
AT END OF PERIOD                          $    218,533,896  $    190,452,642
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                          YEAR ENDED OCTOBER 31,
                                  SIX MONTHS ENDED    ---------------------------------------------------------------
                                  APRIL 30, 2003        2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.74%(2)         0.77%         0.79%        0.83%        0.86%        0.83%
   Net investment income                  4.61%(2)         5.88%         8.10%        8.36%        9.14%        8.31%
Portfolio Turnover                          32%              63%           54%          49%          47%          71%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           9.90%            5.25%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $218,534         $190,453      $179,492     $154,712     $150,282     $138,446
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%. Ratios for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2003, Eaton Vance Strategic Income Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Debt securities (other than mortgage-backed, pass-through securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F When-Issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 I Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 J Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily.

 K Total Return Swaps -- The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

 L Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credits used to reduce the Portfolio's custodian fees are reported separately as a reduction of total expenses in the Statement of Operations. For the six months ended April 30, 2003, $63 in credits were used to reduce the Portfolio's custodian fee.

 M Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 N Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets exceed certain levels. For the six months ended April 30, 2003, the fee was equivalent to 0.49% (annualized) of the Portfolio's average net assets for such period and amounted to $479,887. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $147,270 for the six months ended April 30, 2003.

   Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   April 30, 2003.

4 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 2003, the Portfolio had invested approximately 18% of its net assets or approximately $39,000,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage pass-throughs, for the six months ended April 30, 2003 were as follows:

    PURCHASES
    -----------------------------------------------------
    Investments (non-U.S. Government)         $14,362,113
    U.S. Government Securities                 47,667,933
    -----------------------------------------------------
                                              $62,030,046
    -----------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

    SALES
    -----------------------------------------------------
    Investments (non-U.S. Government)         $24,162,802
    U.S. Government Securities                 35,724,538
    -----------------------------------------------------
                                              $59,887,340
    -----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2003 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    SALES
    -----------------------------------------------------------------------
    SETTLEMENT                             IN EXCHANGE FOR   NET UNREALIZED
    DATE(S)         DELIVER               (IN U.S. DOLLARS)   DEPRECIATION
    -----------------------------------------------------------------------
       6/30/03      Euro Dollar
                    2,210,000               $   2,360,280     $    (96,488)
       5/19/03      Japanese Yen
                    1,943,179,110              16,152,777         (118,916)
    -----------------------------------------------------------------------
                                            $  18,513,057     $   (215,404)
    -----------------------------------------------------------------------

    PURCHASES
    -----------------------------------------------------------------------
    SETTLEMENT                                 DELIVER       NET UNREALIZED
    DATE(S)         IN EXCHANGE FOR       (IN U.S. DOLLARS)   APPRECIATION
    -----------------------------------------------------------------------
       7/28/03      Indonesian Rupiah
                    45,000,000,000          $   5,069,280     $      1,030
    -----------------------------------------------------------------------
                                            $   5,069,280     $      1,030
    -----------------------------------------------------------------------

    WRITTEN CALL OPTIONS                      NUMBER OF CONTRACTS  PREMIUMS
    ------------------------------------------------------------------------
    Outstanding, beginning of period                      250      $ 251,688
    ------------------------------------------------------------------------
    Options expired                                      (250)      (251,688)
    ------------------------------------------------------------------------
    Outstanding, end of period                             --      $      --
    ------------------------------------------------------------------------

    FUTURES CONTRACTS
    ----------------------------------------------------------------
    EXPIRATION                                        NET UNREALIZED
    DATE(S)       CONTRACTS             POSITION       DEPRECIATION
    ----------------------------------------------------------------
    5/03          10 Japan Bond 10
                   year                 Short            $(266,764)
    5/03          660 U.S. Treasury 5
                   year Note            Short              (66,482)
    ----------------------------------------------------------------
                                                         $(333,246)
    ----------------------------------------------------------------

   At April 30, 2003, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

   The Portfolio has entered into two total return swap agreements with Credit Suisse First Boston International whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.20% and the one-month LIBOR plus 0.70% on the notional amount of $5,000,000 and $15,000,000, respectively. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers High Yield Bond Index on the same notional amounts. The value of the contracts, which terminate on June 1, 2003 and August 1, 2003, are recorded as a receivable for open swap contracts of $290,367 and $864,851, respectively, at April 30, 2003.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments at April 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $214,874,600
    ------------------------------------------------------
    Gross unrealized appreciation             $ 12,409,131
    Gross unrealized depreciation              (11,807,924)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    601,207
    ------------------------------------------------------

   The net unrealized depreciation on foreign currency, swaps, forwards and futures contracts at April 30, 2003 on a federal income tax basis was $318,732.

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2003

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF STRATEGIC INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at April 30, 2003, and the results of its operations, the changes in its net assets, and the supplementary data for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 6, 2003

INVESTMENT MANAGEMENT

STRATEGIC INCOME PORTFOLIO

Officers

Mark S. Venezia
President and Portfolio Manager

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC INCOME PORTFOLIO


By:   /s/ Mark S. Venezia
     -----------------------------
      Mark S. Venezia
      President


Date:  June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
     -----------------------------
      Barbara E. Campbell
      Treasurer


Date:  June 18, 2003


By:   /s/ Mark S. Venezia
     -----------------------------
      Mark S. Venezia
      President


Date:  June 18, 2003